Deferred debt issuance cost (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization of Financing Costs	$ 4,287	$ 379	$ 379
Lampung Facility [Member]
Amortization of Financing Costs	1,747
Early Repayment of Senior Debt	7,900
Write off of Deferred Debt Issuance Cost	$ 504	$ 0	$ 0